UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2014

Date of reporting period:	October 31, 2013

Item 1. Schedule of Investments:

Putnam Strategic Volatility Equity Fund

The fund's portfolio
10/31/13 (Unaudited)

COMMON STOCKS (92.7%)(a)
		Shares	Value

Aerospace and defense (4.9%)

Boeing Co. (The)		219	$28,580

General Dynamics Corp.		289	25,036

Honeywell International, Inc.		639	55,420

L-3 Communications Holdings, Inc.		110	11,050

Lockheed Martin Corp.		141	18,801

Northrop Grumman Corp.		239	25,695

Raytheon Co.		326	26,853

Rockwell Collins, Inc.		130	9,078

United Technologies Corp.		202	21,463

			221,976
Air freight and logistics (1.5%)

C.H. Robinson Worldwide, Inc.		169	10,096

United Parcel Service, Inc. Class B		592	58,158

			68,254
Airlines (0.5%)

Copa Holdings SA Class A (Panama)		44	6,580

Southwest Airlines Co.		895	15,412

			21,992
Beverages (1.0%)

Coca-Cola Co. (The)		242	9,576

PepsiCo, Inc.		407	34,225

			43,801
Biotechnology (0.9%)

Amgen, Inc.		371	43,036

			43,036
Capital markets (1.9%)

BlackRock, Inc.		62	18,650

Northern Trust Corp.		493	27,815

T. Rowe Price Group, Inc.		513	39,711

			86,176
Chemicals (2.8%)

Ecolab, Inc.		407	43,142

International Flavors & Fragrances, Inc.		169	13,968

PPG Industries, Inc.		198	36,151

Sherwin-Williams Co. (The)		147	27,636

Sigma-Aldrich Corp.		107	9,248

			130,145
Commercial banks (1.8%)

Bank of Hawaii Corp.		508	29,454

Cullen/Frost Bankers, Inc.		534	37,802

Wells Fargo & Co.		392	16,734

			83,990
Communications equipment (0.8%)

Harris Corp.		176	10,905

Motorola Solutions, Inc.		409	25,571

			36,476
Computers and peripherals (3.6%)

Apple, Inc.		312	162,972

			162,972
Consumer finance (1.8%)

American Express Co.		355	29,039

Discover Financial Services		1,000	51,880

			80,919
Containers and packaging (0.9%)

Ball Corp.		323	15,791

Bemis Co., Inc.		237	9,456

Packaging Corp. of America		260	16,193

			41,440
Diversified financial services (1.8%)

Berkshire Hathaway, Inc. Class B(NON)		127	14,615

IntercontinentalExchange, Inc.(NON)		159	30,644

JPMorgan Chase & Co.		290	14,947

McGraw-Hill Cos., Inc. (The)		289	20,138

			80,344
Diversified telecommunication services (2.4%)

AT&T, Inc.		971	35,150

CenturyLink, Inc.		394	13,341

Verizon Communications, Inc.		1,204	60,814

			109,305
Electric utilities (0.4%)

Pinnacle West Capital Corp.		286	16,025

			16,025
Electrical equipment (0.3%)

Roper Industries, Inc.		102	12,935

			12,935
Energy equipment and services (0.5%)

Diamond Offshore Drilling, Inc.		144	8,918

Oceaneering International, Inc.		153	13,140

			22,058
Food and staples retail (0.1%)

Wal-Mart Stores, Inc.		32	2,456

			2,456
Food products (2.5%)

General Mills, Inc.		784	39,529

Hershey Co. (The)		248	24,612

JM Smucker Co. (The)		117	13,012

Kellogg Co.		364	23,023

Kraft Foods Group, Inc.		229	12,453

			112,629
Health-care equipment and supplies (1.5%)

Abbott Laboratories		712	26,024

Becton, Dickinson and Co.		184	19,344

C.R. Bard, Inc.		156	21,250

			66,618
Health-care providers and services (3.5%)

AmerisourceBergen Corp.		476	31,097

Cardinal Health, Inc.		609	35,724

Henry Schein, Inc.(NON)		175	19,675

McKesson Corp.		358	55,970

Quest Diagnostics, Inc.		294	17,614

			160,080
Hotels, restaurants, and leisure (1.8%)

Dunkin' Brands Group, Inc.		131	6,246

McDonald's Corp.		191	18,435

Panera Bread Co. Class A(NON)		39	6,159

Starbucks Corp.		634	51,386

			82,226
Household products (2.8%)

Church & Dwight Co., Inc.		182	11,857

Colgate-Palmolive Co.		694	44,923

Kimberly-Clark Corp.		441	47,628

Procter & Gamble Co. (The)		281	22,691

			127,099
Industrial conglomerates (2.9%)

3M Co.		545	68,588

Danaher Corp.		525	37,847

General Electric Co.		941	24,598

			131,033
Insurance (3.8%)

Alleghany Corp.(NON)		46	18,649

Allied World Assurance Co. Holdings AG		128	13,861

Arch Capital Group, Ltd.(NON)		224	12,983

Arthur J Gallagher & Co.		379	17,984

Chubb Corp. (The)		393	36,187

Everest Re Group, Ltd.		152	23,368

PartnerRe, Ltd.		192	19,240

RenaissanceRe Holdings, Ltd.		168	15,743

Validus Holdings, Ltd.		344	13,581

			171,596
Internet and catalog retail (2.7%)

Amazon.com, Inc.(NON)		219	79,723

Priceline.com, Inc.(NON)		42	44,261

			123,984
Internet software and services (2.0%)

Google, Inc. Class A(NON)		72	74,202

IAC/InterActiveCorp.		362	19,327

			93,529
IT Services (5.7%)

IBM Corp.		503	90,143

MasterCard, Inc. Class A		112	80,315

Paychex, Inc.		710	30,005

Visa, Inc. Class A		297	58,411

			258,874
Media (2.8%)

Omnicom Group, Inc.		295	20,092

Scripps Networks Interactive Class A		119	9,580

Time Warner, Inc.		815	56,023

Viacom, Inc. Class B		491	40,895

			126,590
Multi-utilities (1.8%)

Consolidated Edison, Inc.		583	33,942

DTE Energy Co.		468	32,358

SCANA Corp.		382	17,813

			84,113
Multiline retail (1.9%)

Dillards, Inc. Class A		145	11,887

Dollar General Corp.(NON)		233	13,463

Dollar Tree, Inc.(NON)		273	15,943

Macy's, Inc.		184	8,484

Target Corp.		565	36,606

			86,383
Oil, gas, and consumable fuels (8.0%)

Chevron Corp.		845	101,366

ConocoPhillips		420	30,786

EQT Corp.		162	13,869

Exxon Mobil Corp.		1,583	141,868

Kinder Morgan, Inc.		435	15,360

Noble Energy, Inc.		197	14,761

Phillips 66		453	29,187

Spectra Energy Corp.		565	20,097

			367,294
Pharmaceuticals (6.4%)

AbbVie, Inc.		725	35,126

Bristol-Myers Squibb Co.		821	43,119

Eli Lilly & Co.		500	24,910

Johnson & Johnson		294	27,227

Merck & Co., Inc.		1,326	59,789

Perrigo Co.		53	7,308

Pfizer, Inc.		3,095	94,955

			292,434
Professional services (0.7%)

Equinix, Inc.		138	8,924

Towers Watson & Co. Class A		84	9,644

Verisk Analytics, Inc. Class A(NON)		166	11,374

			29,942
Real estate investment trusts (REITs) (2.5%)

Essex Property Trust, Inc.(R)		42	6,762

Federal Realty Investment Trust(R)		69	7,148

Health Care REIT, Inc.(R)		239	15,499

Public Storage(R)		129	21,539

Rayonier, Inc.(R)		142	6,677

Simon Property Group, Inc.(R)		231	35,701

Tanger Factory Outlet Centers(R)		126	4,391

Ventas, Inc.(R)		263	17,158

			114,875
Road and rail (0.2%)

J. B. Hunt Transport Services, Inc.		110	8,253

			8,253
Semiconductors and semiconductor equipment (3.3%)

Analog Devices, Inc.		484	23,861

Avago Technologies, Ltd.		486	22,079

Linear Technology Corp.		472	19,418

Maxim Integrated Products, Inc.		588	17,464

Texas Instruments, Inc.		1,107	46,583

Xilinx, Inc.		510	23,164

			152,569
Software (1.5%)

Intuit, Inc.		500	35,705

Microsoft Corp.		884	31,249

			66,954
Specialty retail (3.4%)

Advance Auto Parts, Inc.		97	9,620

AutoZone, Inc.(NON)		38	16,518

Home Depot, Inc. (The)		929	72,360

O'Reilly Automotive, Inc.(NON)		138	17,086

PetSmart, Inc.		137	9,968

Ross Stores, Inc.		231	17,868

Tractor Supply Co.		194	13,842

			157,262
Thrifts and mortgage finance (1.0%)

People's United Financial, Inc.		3,024	43,636

			43,636
Tobacco (2.1%)

Altria Group, Inc.		1,159	43,150

Philip Morris International, Inc.		317	28,251

Reynolds American, Inc.		484	24,863

			96,264
Trading companies and distributors (0.1%)

MSC Industrial Direct Co., Inc. Class A		56	4,277

			4,277
Wireless telecommunication services (0.2%)

SBA Communications Corp. Class A(NON)		110	9,622

			9,622

Total common stocks (cost $3,772,297)			$4,232,436

PURCHASED OPTIONS OUTSTANDING (1.7%)(a)
	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Oct-14/$152.00	5,033	$22,796

SPDR S&P 500 ETF Trust (Put)	Sep-14/150.00	4,807	18,483

SPDR S&P 500 ETF Trust (Put)	Aug-14/145.00	4,855	11,920

SPDR S&P 500 ETF Trust (Put)	Jul-14/147.00	4,855	11,523

SPDR S&P 500 ETF Trust (Put)	Jun-14/138.00	4,855	6,366

SPDR S&P 500 ETF Trust (Put)	May-14/145.00	4,855	6,875

Total purchased options outstanding (cost $138,933)			$77,963

INVESTMENT COMPANIES (0.3%)(a)
		Shares	Value

Ares Capital Corp.		698	$12,124

Total investment companies (cost $12,485)			$12,124

SHORT-TERM INVESTMENTS (14.5%)(a)
		Principal amount/shares	Value

U.S. Treasury Bills with an effective yield of 0.09%, April 30, 2014		$121,000	$120,970

Putnam Short Term Investment Fund 0.07%(AFF)		323,187	323,187

SSgA Prime Money Market Fund 0.02%(P)		220,000	220,000

Total short-term investments (cost $664,138)			$664,157

TOTAL INVESTMENTS

Total investments (cost $4,587,853)(b)			$4,986,680

WRITTEN OPTIONS OUTSTANDING at 10/31/13 (premiums $10,911) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	Dec-13/$182.00	2,785	$1,170
SPDR S&P 500 ETF Trust (Call)	Nov-13/181.00	13,215	5,021
SPDR S&P 500 ETF Trust (Call)	Nov-13/181.00	2,357	566
SPDR S&P 500 ETF Trust (Call)	Nov-13/179.00	5,144	1,837
SPDR S&P 500 ETF Trust (Call)	Nov-13/180.00	7,501	1,457

Total			$10,051

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/13 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
baskets	10,691	$—	3/18/14	(3 month USD-LIBOR-BBA plus 0.28%)	A basket (DBPTNLVE) of common stocks	$42,166

Total		$—				$42,166

Key to holding's abbreviations
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2013 through October 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $4,566,650.
(b)	The aggregate identified cost on a tax basis is $4,586,593, resulting in gross unrealized appreciation and depreciation of $495,637 and $95,550, respectively, or net unrealized appreciation of $400,087.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Short Term Investment Fund *	$261,455	$107,107	$45,375	$51	$323,187
	Totals	$261,455	$107,107	$45,375	$51	$323,187
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $9,844 to cover certain derivatives contracts.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to generate additional income for the portfolio and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap options contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$576,445	$—	$—
Consumer staples	382,249	—	—
Energy	389,352	—	—
Financials	661,536	—	—
Health care	562,168	—	—
Industrials	498,662	—	—
Information technology	771,374	—	—
Materials	171,585	—	—
Telecommunication services	118,927	—	—
Utilities	100,138	—	—
Total common stocks	4,232,436	—	—
Investment companies	12,124	—	—
Purchased options outstanding	—	77,963	—
Short-term investments	543,187	120,970	—

Totals by level	$4,787,747	$198,933	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	$—	$(10,051)	$—
Total return swap contracts	—	42,166	—

Totals by level	$—	$32,115	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$120,129	$10,051

Total	$120,129	$10,051

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased equity option contracts (contract amount)	29,000
Written equity option contracts (contract amount)	30,000
OTC total return swap contracts (notional)	$1,200,000
The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.
	Offsetting of financial and derivative assets and liabilities
		Bank of America N.A.	Deutsche Bank AG	Total

	Assets:
	OTC Total return swap contracts*#	$—	$42,166	$42,166
	Purchased options#	77,963	—	77,963

	Total Assets	$77,963	$42,166	$120,129

	Liabilities:
	OTC Total return swap contracts*#	—	—	—
	Written options#	10,051	—	10,051

	Total Liabilities	$10,051	$—	$10,051

	Total Financial and Derivative Net Assets	$67,912	$42,166	$110,078
	Total collateral received (pledged)##†	$—	$—	$—
	Net amount	$67,912	$42,166	$110,078

*	Excludes premiums.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown.

†	Additional collateral may be required from certain brokers based on individual agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 27, 2013